Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at FVTPL	£ 16,000	£ 12,000
Financial assets mandatorily at FVTPL	113,000	173,000
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	(1,000)	0	£ 0
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	£ (3,000)	£ (2,000)